Annual Fund Operating Expenses - PGIM Jennison Global Opportunities Fund	Dec. 29, 2021
A
Operating Expenses:
Management fee	0.80%
Distribution or distribution and service (12b-1) fees	0.30%
Other expenses:	0.11%
Shareholder service fee	none
Remainder of other expenses	0.11%
Total annual Fund operating expenses	1.21%
Fee waiver and/or expense reimbursement	(0.13%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.08%	[1],[2]
C
Operating Expenses:
Management fee	0.80%
Distribution or distribution and service (12b-1) fees	1.00%
Other expenses:	0.11%
Shareholder service fee	none
Remainder of other expenses	0.11%
Total annual Fund operating expenses	1.91%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.91%	[1],[2]
Z
Operating Expenses:
Management fee	0.80%
Distribution or distribution and service (12b-1) fees	none
Other expenses:	0.12%
Shareholder service fee	none
Remainder of other expenses	0.12%
Total annual Fund operating expenses	0.92%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.92%	[1],[2]
R2
Operating Expenses:
Management fee	0.80%
Distribution or distribution and service (12b-1) fees	0.25%
Other expenses:	0.34%
Shareholder service fee	0.10%	[3]
Remainder of other expenses	0.24%
Total annual Fund operating expenses	1.39%
Fee waiver and/or expense reimbursement	(0.05%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.34%	[1],[2]
R4
Operating Expenses:
Management fee	0.80%
Distribution or distribution and service (12b-1) fees	none
Other expenses:	1.41%
Shareholder service fee	0.10%	[3]
Remainder of other expenses	1.31%
Total annual Fund operating expenses	2.21%
Fee waiver and/or expense reimbursement	(1.12%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.09%	[1],[2]
R6
Operating Expenses:
Management fee	0.80%
Distribution or distribution and service (12b-1) fees	none
Other expenses:	0.03%
Shareholder service fee	none
Remainder of other expenses	0.03%
Total annual Fund operating expenses	0.83%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.83%	[1],[2]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2023, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees)), of each class of shares to 0.84% of the Fund’s average daily net assets, and to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the net annual Fund operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares. Additionally, PGIM Investments has contractually agreed, through February 28, 2023, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.08% of average daily net assets for Class A shares. The contractual waivers and expense limitation above exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The waivers and expense limitation may not be terminated prior to February 28, 2023 without the prior approval of the Fund’s Board of Directors.
[2]	The distributor of the Fund has contractually agreed through February 28, 2023 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2023 without the approval of the Fund’s Board of Directors.
[3]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.